Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts and Finance receivables [Abstract]
Accounts receivable

As of December 31 (in thousands)	2011 EUR	2010 EUR

Accounts receivable, gross	883,209	1,125,479
Allowance for doubtful receivables	(2,582)	(1,945)

Accounts receivable, net	880,627	1,123,534

Allowance for doubtful receivables

As of December 31 (in thousands)	2011 EUR	2010 EUR

Balance at beginning of year	(1,945)	(3,239)
Utilization of the provision	212	38
(Addition) / release for the year[1]	(849)	1,256

Allowance for doubtful receivables	(2,582)	(1,945)

1	(Addition) / release for the year is recorded in cost of sales.